Capital Management - Schedule of Capital of the Company Components (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Capital of the Company Components [Abstract]
Equity attributable to shareholders of the Company	$ (17,201)	$ 17,515
Loans and borrowings	49,206	29,363
Total equity	32,005	46,878
Less: Cash and cash equivalents	(31,738)	(38,865)	$ (14,770)
Total capital	$ 267	$ 8,013